Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Valuation allowance	$ 47,011,175	$ 35,566,934
Federal net operating loss carryforwards	109,644,085
Benefits of tax	23,025,258
State net operating loss carryforwards	72,622,999
Deferred Tax Assets, Net	4,984,749
Net operating loss	28,276,145
Future tax	$ 7,069,870
Uncertain tax	30.00%
Description of operating loss carryovers, limitations of use	IRC Section 382 imposes limitations on the use of net operating loss carryovers when the stock ownership of one or more 5% shareholders (shareholders owning 5% or more of the Company’s outstanding capital stock) has increased on a cumulative basis by more than 50 percentage points. As of December 31, 2024, the Company has not completed an analysis on the 382 limitation. A 382 limitation calculation will be considered prior to the usage of tax attributes.
Research expenses	$ 6,818,064	6,406,470
Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Research expenses		$ 6,114,653
Federal Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Credit carryforwards	4,092,749
Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Research expenses